Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of share capital
As of December 31, 2024, and December 31, 2023, the issued share capital was distributed as follows:

	2024		2023
	Shares	Capital (US$)	Shares	Capital (US$)

Total	153,586,168	15,358	148,253,938	14,826
Class A	60,640,738	6,063	55,308,508	5,531
Class B	92,945,430	9,295	92,945,430	9,295

Summary of additional paid-in capital
The Additional Paid-in Capital amounts recorded as of December 31, 2024, and December 31, 2023, are presented below:

	2024	2023

Class A	389,497	314,592
Class B	186,101	186,102
Gross total	575,598	500,694
Utilized for dividends declared (refer to note 29(c))	(48,359)	—
Net additional paid-in capital	527,239	500,694
The movement in additional paid-in capital for December 31, 2024, is summarized below:

Summary of dividends paid by the group
Dividends declared and paid by the Group to the Company’s shareholders for the year ended December 31, 2024, 2023 and 2022 were:

Shareholder	2024		2023		2022
		US$		US$		US$

Class A	51,375	0.8716	53,687	0.9840	38,082	0.7020
Class B	81,008	0.8716	91,458	0.9840	65,247	0.7020
Total	132,383	0.8716	145,145	0.9840	103,329	0.7020

Summary of PSU activity for the period
The table below reflects the PSU activity for the years ending December 31, 2024, 2023 and 2022.

	IPO Grant	Grant A	Grant B	Grant C	Grant C	Matching program
	Number of PSUs (in thousands)				Number of RSUs (in thousands)

Outstanding, December 31, 2021	210	—	—	—	—	—
Granted	—	85	—	—	—	—
Forfeited	(26)	—	—	—	—	—
Outstanding, December 31, 2022	184	85	—	—	—	—
Granted	—	—	298	—	—	—
Forfeited	(53)	—	(1)	—	—	—
Outstanding, December 31, 2023	131	85	297	—	—	—
Granted	—	—	—	2,823	544	924
Forfeited	(26)	(20)	(37)	(38)	—	(16)
Outstanding, December 31, 2024	105	65	260	2,785	544	908

LTIP	Grant date	Weighted-average fair value

IPO grant	January 22, 2021	US$ 15.95
Grant A	December 1, 2022	US$ 9.15
Grant B	January 22, 2023	US$ 10.76
Grant C - PSU	January 19, 2024	US$ 9.82
Grant C - RSU	June 30, 2024	US$ 12.06
Matching program	February 28, 2024	US$ 14.89

Summary of share based incentive plan
Reconciliation of the capital reserves account:

	Amount (US$)
Description	2024	2023	2022

Opening balance – January 01	2,960	1,495	764
Share based incentive plan expense	7,454	1,465	731
Bonus share plan (i)	11,627	—	—
Closing balance – December 31	22,041	2,960	1,495

(i)During the year ended December 2024, the company entered into a bonus share plan with senior employees providing them with the option to receive bonus payments in cash or equity. Equity settlement will be in the form of Class A common shares. In terms of IFRS 2 – Share-based payments, once the qualifying employees elected to receive cash or equity, the equity portion of the bonus payable is recognized directly in Equity of the company with no vesting conditions attached to the instruments. On December 31, 2024, an estimated amount of US$11.6 million was raised in capital reserves to be settled with Class A common shares of the Company. The post-tax amount of US$ 9.5 million was settled with the issuance of 803,627 shares during February 2025 (refer to note 33).

Summary of earnings per share

	2024	2023	2022

Net income for the year attributable to the Owners of the Company	71,875	118,400	92,957
Basic weighted average number of shares	153,293,782	148,207,379	147,221,698
Basic earnings per thousand shares	0.46887	0.79888	0.63141
Diluted weighted average number of shares	153,921,883	148,679,965	147,226,334
Diluted earnings per thousand shares	0.46696	0.79634	0.63139

Summary of the subsidiary with non-controlling interests
As of December 31, 2024, the Group had five subsidiaries with non-controlling interests as per the table below.

		Equity			Income (Loss)
Non-controlling interest	Interest	2024	2023	2022	2024	2023	2022

VBI Real Estate	0.0%	—	(37,564)	(39,330)	1,842	2,128	1,147
Patria Asset Management	49.26%	17,076	16,417	—	733	287	—
Tria	33.33%	(7,523)	—	—	1,182	—	—
Patria Real Estate Latam*	1.10%	70	—	—	20	—	—
PEVC I General Partner IV*	42.92%	28	—	—	42	—	—
SH Manco Holding*	25.00%	203	—	—	(7)	—	—
		9,854	(21,147)	(39,330)	3,812	2,415	1,147

*In accordance with IFRS 12, the Group shall disclose financial information of subsidiaries where non-controlling interest is material to the Group. Due to low values attributable to the non-controlling interest in these subsidiaries, no additional information is disclosed in these consolidated financial statements.

Summary of financial information of subsidiary

Summarized Statement of Financial Position	VBI Real Estate		Patria Asset Management		Tria
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023

Current assets	—	8,142	10,651	6,867	50,133	—
Current liabilities	—	(8,285)	(4,644)	(1,364)	(34,731)	—
Current net assets	—	(143)	6,007	5,503	15,402	—

Non-current assets	—	26,613	17,207	16,317	7,990	—
Non-current liabilities	—	(614)	(707)	(57)	(4,100)	—
Non-current net assets	—	25,999	16,500	16,260	3,890	—

Net assets	—	25,856	22,507	21,763	19,292	—
Statement of profit or loss – 2024

Summarized Income Statement	VBI Real Estate	Allocated to NCI	Patria Asset Management	Allocated to NCI	Tria	Allocated to NCI
	For 7 months ended July 31, 2024*		For 12 months ended December 31, 2024		For 9 months ended December 31, 2024
	100.0%	50.00%	100.0%	49.26%	100.0%	33.33%

Net revenue from services	9,738	4,869	12,537	6,176	—	—
Amortization of intangible assets - NCI	—	(315)	—	(740)	—	—
Personnel expenses	(1,906)	(953)	(6,101)	(3,005)	(1,339)	(446)
Amortization of intangible assets	(668)	(334)	—	—	(29)	(10)
General and administrative expenses	(1,058)	(529)	(1,658)	(817)	(376)	(126)
Share of profits of associates	(356)	(178)	—	—	—	—
Other income/(expenses)	—	—	(23)	(11)	6,567	2,189
Net financial income/(expenses)	(276)	(138)	(98)	(49)	551	184
Income before income tax	5,474	2,422	4,657	1,554	5,374	1,791

Income taxes	(1,160)	(580)	(1,666)	(821)	(1,827)	(609)
Current	(1,420)	(710)	(2,175)	(1,072)	—	—
Deferred	260	130	509	251	(1,827)	(609)
Net income for the period	4,314	1,842	2,991	733	3,547	1,182

*    The non-controlling interest for VBI was derecognized on August 01, 2024, with non-controlling interest having no share remaining in VBI balances on December 31, 2024. The non-controlling interest of VBI shared in profits of VBI up to July 31, 2024.
Statement of profit or loss 2023

Summarized Income Statement	VBI Real Estate	Allocated to NCI	Patria Asset Management	Allocated to NCI
	For 12 months ended December 31, 2023		For 2 months ended December 31, 2023
	2023		2023

Net revenue from services	13,008	6,504	1,993	977

Personnel expenses	(3,070)	(1,535)	(742)	(364)
Amortization of intangible assets	(1,870)	(935)	—	—
General and administrative expenses	(1,892)	(946)	(179)	(88)
Share of profits of associates	(222)	(111)	—	—
Other income/(expenses)	(6)	(3)	(151)	(74)
Net financial income/(expenses)	(148)	(74)	(25)	(12)
Income before income tax	5,800	2,900	896	439

Income taxes	(1,544)	(772)	(310)	(152)
Current	(1,460)	(730)	(293)	(144)
Deferred	(84)	(42)	(17)	(8)
Net income for the period	4,256	2,128	586	287
Reconciliation of the non-controlling interest balance for the years ended December 31, 2024, 2023 and 2022:

	VBI Real Estate	Patria Asset Management	Tria	Other (a)	Total

Balance on December 31, 2021	—	—	—	—	—
Recognized in business combination	13,729	—	—	—	13,729
Net income for the period	1,147	—	—	—	1,147
Gross obligation under put option	(55,490)	—	—	—	(55,490)
Cumulative translation adjustment	1,284	—	—	—	1,284
Balance on December 31, 2022	(39,330)	—	—	—	(39,330)
Recognized in business combination	—	15,147	—	—	15,147
Net income for the period	2,128	287	—	—	2,415
Dividends declared (b)	(3,663)	—	—	—	(3,663)
Capital contributions	4,743	—	—	—	4,743
Cumulative translation adjustment	(1,442)	983	—	—	(459)
Balance on December 31, 2023	(37,564)	16,417	—	—	(21,147)
Recognized in business combination	—	—	6,604	—	6,604
Net income for the period	1,842	733	1,182	55	3,812
Dividends declared (b)	(6,227)	(517)	—	—	(6,744)
Capital contributions	2,204	—	—	248	2,452
Gross obligation under put option	—	—	(17,117)	—	(17,117)
Derecognition of non-controlling interest	36,233	—	—	—	36,233
Cumulative translation adjustment	3,512	443	1,808	(2)	5,761
Balance on December 31, 2024	—	17,076	(7,523)	301	9,854

(a)Represents the non-controlling interest in Patria Real Estate Latam, PEVC I General Partner IV and SH Manco Holding.
(b)The dividends declared to non-controlling interests represent the share of the subsidiary’s profits that are distributed to the shareholders who hold the non-controlling interests. These dividends are accounted for as a decrease in equity attributable to non-controlling interests.